Schedule of property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 10,966
Property and equipment, Ending	10,923	$ 10,966
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805
Property and equipment, Ending	2,958	2,805
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,350
Property and equipment, Ending	3,168	3,350
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	95
Property and equipment, Ending	86	95
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,017
Property and equipment, Ending	1,977	2,017
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,699
Property and equipment, Ending	2,734	2,699
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	20,099	21,449
Acquisition of Aeterna		235
Additions	28	2,581
Impairment		(1,061)
Disposals	(436)	(1,310)
Impact of foreign exchange rate changes	1,230	(1,795)
Property and equipment, Ending	20,921	20,099
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805	2,199
Acquisition of Aeterna
Additions	3	1,395
Impairment		(547)
Disposals
Impact of foreign exchange rate changes	150	(242)
Property and equipment, Ending	2,958	2,805
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	7,722	9,059
Acquisition of Aeterna		124
Additions	9	224
Impairment
Disposals	(191)	(989)
Impact of foreign exchange rate changes	538	(696)
Property and equipment, Ending	8,078	7,722
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	376	717
Acquisition of Aeterna		23
Additions	1	12
Impairment
Disposals	(158)	(321)
Impact of foreign exchange rate changes	45	(55)
Property and equipment, Ending	264	376
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,552	2,794
Acquisition of Aeterna		88
Additions		939
Impairment
Disposals	(87)
Impact of foreign exchange rate changes	188	(269)
Property and equipment, Ending	3,653	3,552
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,644	6,680
Acquisition of Aeterna
Additions	15	11
Impairment		(514)
Disposals
Impact of foreign exchange rate changes	309	(533)
Property and equipment, Ending	5,968	5,644
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,133	9,804
Amortization	603	1,445
Disposals	(369)	(1,310)
Impact of foreign exchange rate changes	631	(806)
Property and equipment, Ending	9,998	9,133
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Amortization
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	4,372	5,148
Amortization	320	612
Disposals	(136)	(989)
Impact of foreign exchange rate changes	354	(399)
Property and equipment, Ending	4,910	4,372
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	281	613
Amortization	14	36
Disposals	(145)	(321)
Impact of foreign exchange rate changes	28	(47)
Property and equipment, Ending	178	281
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,535	1,313
Amortization	145	343
Disposals	(88)
Impact of foreign exchange rate changes	84	(121)
Property and equipment, Ending	1,676	1,535
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,945	2,730
Amortization	124	454
Disposals
Impact of foreign exchange rate changes	165	(239)
Property and equipment, Ending	$ 3,234	$ 2,945